Employment benefit plan (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of employee benefits liability
	March 31,
	2022	2023
Defined benefit obligation	69,729	71,277
Liability for compensated absences	33,224	25,487
Total liability	102,953	96,766

Net Unfunded liability	69,729	71,277

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2022	2023
Present value of obligation at beginning of year	82,330	79,594
Interest cost	3,889	3,239
Current service cost	10,639	8,619
Past service cost	-	-
Remeasurement (gain)/loss on obligation
-economic assumptions	-	(3,694)
-demographic assumptions	(719)	(149)
-experience assumptions	1,103	14,439
Benefits paid	(17,648)	(22,551)
Present value of obligation at closing of year	79,594	79,497

Movement in plan assets*

	March 31,
	2022	2023
Fair value of plan assets at beginning of the year	11,943	9,865
Employer contributions	-	-
Benefits paid	(2,791)	(2,273)
Earning on assets	651	538
Remeasurement (gain)/loss on plan assets	62	88
Fair value of plan assets at end of the year	9,865	8,218

*	plan assets represents investment made by the Company in LIC funds

Schedule of unfunded liability
	March 31,
	2022	2023
Current	35,621	40,744
Non-current	34,108	30,533
Unfunded liability recognized in statement of financial position	69,729	71,277

Schedule of components of cost recognized in profit or loss
		March 31,
	2021	2022	2023
Current service cost	10,806	10,639	8,619
Net interest cost	3,539	3,239	2,702
	14,345	13,878	11,321

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income
		March 31,
	2021	2022	2023
Remeasurement loss/ (gain) on obligation*	(2,009)	321	10,508

*	Refer to Note 31 for the movement during the year.

Schedule of actuarial assumptions used for estimating defined benefit obligations

	March 31,
	2022	2023
Discount rate	5.45%	7.10%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	1.56 - 5.85	1.78 - 5.45
Retirement age (years)	58	58
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	22% - 26%	31%
From 31 to 44 years	57% - 65%	61%
Above 44 years	9% - 21%	8%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2022	2023
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	920	1,032
b) Impact due to decrease of 0.50%	(952)	(1,069)

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	(1,018)	(1,083)
b) Impact due to decrease of 0.50%	1,105	1,059

Schedule of expected contributions to the defined benefit plan in future years
	March 31,
	2022	2023
Year 1	40,306	38,753
Year 2	15,206	13,545
Year 3	7,370	6,942
Year 4	4,080	5,042
Year 5	3,495	4,867
Year 6-10	13,351	18,198
Total expected payments	83,808	87,347